Loans (Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 41,814	¥ 27,880
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	30,372	22,462
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	3,752	1,173
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	345	121
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	3,822	1,335
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	19,018	15,087
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	824	878
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Recorded investment	66	66
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Recorded investment	0	1,650
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	2,545	2,152
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 11,442	¥ 5,418